Deferred Underwriting Compensation - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Underwriting Compensation [Line Items]
Deferred discount payable upon completion of business combination	$ 15,750,000	$ 15,750,000	$ 15,750,000
Deferred discount	$ 0	$ 0
Underwriting commitments	no Deferred Discount is payable to the underwriters if a Business Combination is not completed by September 30, 2019 or by December 31, 2019 if the Company receives shareholder approval to amend its amended and restated memorandum and articles of association and the trust agreement to extend such date to December 31, 2019.	no Deferred Discount is payable to the underwriters if a Business Combination is not completed within 24 months after the Close Date, or 27 months from the Close Date if the Company has executed a letter of intent, agreement in principle or definitive agreement for an initial business combination within 24 months of the Close Date.
Public Offering
Deferred Underwriting Compensation [Line Items]
Deferred discount percentage	3.50%	3.50%
Deferred discount payable upon completion of business combination	$ 15,750,000	$ 15,750,000